LINES OF CREDIT AND LONG-TERM DEBT - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended							0 Months Ended	3 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 31, 2014 Kemmerer Mine	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 24, 2013 Letter of Credit [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member] Two Thousand One Revolving Credit Agreement [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member] Line of Credit [Member] Two Thousand One Revolving Credit Agreement [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2013 10.75% Senior Notes [Member]	Dec. 31, 2012 10.75% Senior Notes [Member]	Mar. 31, 2014 10.75% Senior Notes [Member]	Jun. 29, 2012 10.75% Senior Notes [Member]	Feb. 04, 2011 10.75% Senior Notes [Member]	Mar. 31, 2014 Add On Senior Secure Notes Due 2018 [Member]	Feb. 07, 2014 Senior Notes Due 2018	Mar. 31, 2014 Senior Notes Due 2018	Dec. 31, 2013 Capital Lease Obligations [Member] Westmoreland Mining, LLC [Member]	Dec. 31, 2012 Capital Lease Obligations [Member] Westmoreland Mining, LLC [Member]	Dec. 31, 2011 Term Debt [Member]	Mar. 31, 2014 Term Debt [Member]	Feb. 04, 2011 Senior Notes Issued February 4, 2011 [Member] 10.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes Issued January 31, 2012 [Member] 10.75% Senior Notes [Member]	Jan. 31, 2012 Senior Notes Issued January 31, 2012 [Member] 10.75% Senior Notes [Member]	Mar. 31, 2014 Senior Notes Due 2018	Dec. 31, 2013 Base Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Base Rate [Member] Westmoreland Mining, LLC [Member] Two Thousand One Revolving Credit Agreement [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Westmoreland Mining, LLC [Member] Two Thousand One Revolving Credit Agreement [Member]	Jan. 10, 2014 Subsequent Event Letter of Credit [Member]	Feb. 07, 2014 Subsequent Event Senior Notes Due 2018
Revolving credit agreements:
Term of revolving line of credit (in years)						5 years
Line of credit facility maximum borrowing capacity						$ 20,000,000	$ 2,000,000	$ 30,000,000	$ 25,000,000	$ 25,000,000																								$ 10,000,000
Line and letter of credit facility, Available balance							20,000,000					23,100,000
Spread on basis, percentage																														0.50%	0.50%	2.25%	3.00%
Effective interest rate at period end, percentage	8.02%																														3.75%		3.53%
Commitment fee, percentage						0.75%					0.50%
Letters of credit outstanding amount										1,900,000
10.75% Senior Notes:
Stated interest rate										3.75%						10.75%	10.75%	10.75%	10.75%	10.75%	10.75%				8.02%	10.75%			10.75%						10.75%
Secured senior note																			425,000,000	425,000,000						150,000,000		125,000,000	425,000,000						425,000,000
Discount rate used for issuance of notes (in percentage)																										5.00%		4.50%
Extinguishment of debt, amount														500,000
Loss on extinguishment of debt	64,000	1,986,000	17,030,000										(7,900,000)	100,000										(9,100,000)
Percentage of principal amount of notes purchased through excess cash flow														100.00%
Debt issuance costs capitalized			4,900,000			700,000				200,000											7,600,000						200,000
Repayments of debt														500,000	23,000,000
Capital leases outstanding, Weighted average interest rate (in percentage)																						6.40%	7.57%
Repayments of Long-term Capital Lease Obligations	2,700,000
Principal Amount of Capital Lease Obligation Extinguished	2,500,000
Debt Indenture Provisions Excess Cash Flow														29,500,000
Current installments of long-term debt	44,343,000	23,791,000		48,586,000										22,100,000
Debt Instrument, Unamortized Premium																				29,200,000
Debt Instrument, Redemption Price, Percentage																					101.00%
Proceeds from Issuance of Debt																				454,200,000
Issue price (as a percent of face value)																				106.875%															106.875%
Cash transaction costs																				26,000,000															26,000,000
Capital Lease Obligations					12,900,000
Cash bonding obligation																				$ 58,000,000															$ 58,000,000